Goldman Sachs Dynamic Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Dynamic Bond Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	6.31%	11.10%	(3.23%)	(1.16%)	9.48%	6.07%